Patents (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2018	$ 1,134	$ 4,536
2019	4,536	4,536
2020	1,809	1,809
2021	1,809	1,809
2022 and thereafter	3,638	3,638
Total	$ 12,926	$ 16,328	$ 19,138